Inventory (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Inventory Disclosure [Abstract]
Impairment of inventory	¥ 180	$ 26